OTHER ASSETS - Selected information on subletting agreements (Details) - Subletting agreement with Curitiba Data Center R$ in Thousands	Dec. 31, 2019 BRL (R$)
OTHER ASSETS
Nominal value receivable	R$ 16,966
Deferred financial income	(6,740)
Present value of accounts receivable	10,226
Current	759
Non-current	R$ 9,467